Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company consummated the sale of 663,125 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $6,631,250, as follows: (A) 17,500 Private Placement Units ($175,000 in the aggregate) with the Sponsor, (B) (i) 260,000 Private Placement Units and (ii) 162,500 Private Placement Units and 325,000 restricted Class A ordinary shares ($4,225,000 in the aggregate) with Sponsor HoldCo, (C) 178,500 Private Placement Units ($1,785,000 in the aggregate) with CCM and (D) 44,625 Private Placement Units with Seaport ($446,250 in the aggregate).

The Private Placement Units, which were purchased by the Sponsor, Sponsor HoldCo, CCM and Seaport, are identical to the Units, except that, they (including the underlying securities) are (i) subject to certain limited exceptions, will be subject to transfer restrictions until 180 days following the consummation of the Company’s initial Business Combination and (ii) will be entitled to registration rights. The Private Placement Securities, which were purchased by Sponsor HoldCo, are identical to the Private Placement Units except that they include restricted Class A ordinary shares, which will be subject to transfer restrictions until 90 days following the consummation of the Company’s initial Business Combination.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company consummated the sale of 663,125 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $6,631,250, as follows: (A) 17,500 Private Placement Units ($175,000 in the aggregate) with the Sponsor, (B) (i) 260,000 Private Placement Units and (ii) 162,500 Private Placement Units and 325,000 restricted Class A ordinary shares ($4,225,000 in the aggregate) with Sponsor HoldCo, (C) 178,500 Private Placement Units ($1,785,000 in the aggregate) with CCM and (D) 44,625 Private Placement Units with Seaport ($446,250 in the aggregate). On April 30, 2026, CCM transferred 22,950 Private Placement Units pursuant to a waiver of transfer restrictions on the Private Placement Units by FACT. The transferee of the Private Placement Units is subject to the same transfer restrictions as CCM with respect to the transferred Private Placement Units. On April 30, 2026, Seaport transferred 5,737 Private Placement Units pursuant to a waiver of transfer restrictions on the Private Placement Units by FACT. The transferee of the Private Placement Units is subject to the same transfer restrictions as Seaport with respect to the transferred Private Placement Units.

The Private Placement Units, which were purchased by the Sponsor, Sponsor HoldCo, CCM and Seaport, are identical to the Units, except that, they (including the underlying securities) are (i) subject to certain limited exceptions, will be subject to transfer restrictions until 180 days following the consummation of the Company’s initial Business Combination and (ii) will be entitled to registration rights. The Private Placement Securities, which were purchased by Sponsor HoldCo, are identical to the Private Placement Units except that they include restricted Class A ordinary shares, which will be subject to transfer restrictions until 90 days following the consummation of the Company’s initial Business Combination.